INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of intangible assets with indefinite useful life [line items]
Purchase of intangible assets, classified as investing activities	$ 8,958	$ 5,269	$ 44
Intangible assets	8,167	2,777
Mobile Apps
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	0	1,280
Carrying amount | Mobile Apps
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets	$ 6,616	0
Domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Deferred consideration		$ 500